JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

July 20, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”), on behalf of: Alpha Opportunities Fund and Mid Value Fund (the “Funds”) File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on July 1, 2015 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-15-003428), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 573-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document